Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.000005	$ 0.000005
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	15,000,000	15,000,000
Common stock, shares outstanding	15,000,000	15,000,000